FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 8 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

a.	Balances in non-dollar currencies:

1)	As follows:

	December 31
	2010	2011
	In thousands
Assets	$26,244	$21,937
Liabilities	$32,639	$38,314

The non U.S. dollar amounts above mainly represent balances in Israeli currency.

2)	Data regarding the rate of exchange and the Israeli CPI:

	Year ended December 31
	2009	2010	2011
Rate of devaluation (evaluation) of the Israeli
currency against the dollar	(0.7)%	(6.0)%	7.0%
Rate of devaluation (evaluation) of the Yen
against the dollar	(2.1)%	13.1%	5.7%
Rate of increase in the Israeli CPI	3.9%	2.7%	2.2%
Exchange rate at end of year - $ 1=	NIS 3.775	NIS 3.549	NIS 3.821

b.	Fair value of financial instruments

The fair value of financial instruments included in working capital is usually identical or close to their carrying value.

As to the fair value of the Company's securities, all of which are classified as available for sale as of balance sheet dates, see Note 9a.

As to the fair value of the Company's convertible subordinated notes, see Note 4.

c.	Concentrations of credit risks

At December 31, 2010 and 2011, substantially all of the Company's cash and cash equivalents were held by international and Israeli banks. Substantially all of the Company's securities (marketable and other) were held by international and Israeli banks. Most of these securities represent debentures issued by a number of US and Israeli corporations and agencies. A relatively small portion of the Company's investment portfolio as of December 31, 2011 is invested in non-quoted Israeli corporate debentures (see also Note 9a).

The Company evaluates on a current basis its financial exposure with any financial institution or commercial issuer.

The trade receivable balance at December 31, 2010 and 2011 was derived from several customers. The Company is of the opinion that the exposure to credit risk relating to these trade receivables is limited.

d.	Items Measured at Fair Value on a Recurring Basis

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011 and 2010 ($ in thousands):

	Fair Value Measurements at Reporting Date Using
	Level 1	Level 2	Level 3	Total
December 31, 2011
Assets:
Available for sale securities	$18,381	$1,322		$19,703

Derivatives - presented net of
convertible notes among
long-term liabilities			$0	$0

Liabilites:
Convertible subordinated notes, Series B (including accrued interest)	$4,712			$4,712

December 31, 2010
Assets:
Available for sale securities	$20,439	$7,497		$27,936

Derivatives - presented net of
convertible notes among
long-term liabilities			$1	$1

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Level 1- Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment. Assets and liabilities utilizing Level 1 inputs include available for sale securities traded in an active market.

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Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. Assets and liabilities utilizing Level 2 inputs include  available for sale securities which are not traded in an active market. The calculation is based on observable inputs including interest rate curves and publicly available discount rates.

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Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement. Assets utilizing Level 3 inputs include the fair value of the derivatives embeded in the convertible subordinated notes , which are determined using a valuation model. The valuation model relies on Level 3 inputs including, among other things: (i) estimated future volatility of the Company's share price; (ii) future risk free interest rates; and (iii) expected period in which the notes will be converted. These estimated fair values are subject to uncertainties that are difficult to predict; therefore these derivatives have been classified as Level 3 fair value hierarchy. The derivatives' fair value at December 31, 2010 was recorded as a libility of approximately $1 thousand. During the year ended December 31, 2011, the fair value of the derivatives decreased to $0.